Bank Loan - Schedule of Outstanding Bank Loan (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Outstanding Bank Loan [Abstract]
Within 1 year	RM 48,360	$ 11,923	RM 48,360	RM 48,360
Between 1 and 2 years	48,360	11,923	48,360	48,360
Between 2 and 3 years	48,360	11,923	48,360	48,360
Between 3 and 4 years	48,360	11,923	48,360	48,360
Between 4 and 5 years	48,360	11,923	48,360	48,360
Thereafter	151,564	37,368	184,835	247,464
Total bank loan	393,364	96,983	426,635	489,264
Less: Imputed interest	(67,382)	(16,613)	(67,920)	(101,151)
Present value of bank loan	RM 325,982	$ 80,370	RM 358,715	RM 388,113